DEFERRED EXPENSES - RIGHT OF USE (Schedule of Deferred Expenses - Right of Use) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance	₪ 521
Balance	472	₪ 521
Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Current	27	26
Non-current	142	118
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	3,230	3,173	₪ 3,069
Share in PHI's accounts included as of Jan 1, 2019			173
Additional payments	154	194	160
Balance	3,022	3,230	3,173
Cost [Member] | Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	665	618	736
Share in PHI's accounts included as of Jan 1, 2019			(169)
Additional payments	56	47	51
Balance	721	665	618
Accumulated amortization and impairment [Member] | Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	521	490	500
Share in PHI's accounts included as of Jan 1, 2019			(38)
Amortization	31	31	28
Balance	552	521	490
Carrying amounts, net [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	521	538
Balance	472	521	538
Carrying amounts, net [Member] | Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	144	128
Balance	₪ 169	₪ 144	₪ 128